INCOME TAXES (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Current:
Federal
State and local
Foreign				45
Current				45
Deferred:
Federal
State and local
Foreign			5,105	537
Deferred			5,105	537
Benefit from income taxes	$ 2,553	$ 503	$ 5,105	$ 582